Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans and Other Postretirement Benefits
Employer's contributions under defined contribution plans	$ 187	$ 186	$ 173
Other Postretirement Benefits
Defined benefit plan
Benefit obligation	17	17
Net periodic benefit cost	1	1	1
Actual plan asset allocations
Total Company contributions to multiemployer pension plans	47	46	47
Pension Plans
Defined benefit plan
Number of defined benefit plans	9
Benefit obligation	685	659
Fair value of plan assets	463	426
Actual return on plan assets	37	45
Net periodic benefit cost	49	36	16
Settlements losses included in net periodic costs	25	12
Weighted-average assumptions used to determine net periodic cost
Discount rate (as a percent)	4.75%	5.50%
Expected long-term rate of return on plan assets (as a percent)	7.25%	7.25%	8.50%
Target plan asset allocations
Equity securities target allocation (as a percent)		50.00%	60.00%
Debt securities target allocation (as a percent)		50.00%	40.00%
Actual plan asset allocations
Equity securities (as a percent)	47.00%	57.00%
Debt securities (as a percent)	51.00%	42.00%
Money market securities (as a percent)	2.00%	1.00%
Employer's contributions under defined benefit plans	92	65	50
Estimated future employer contributions in next fiscal year	34
Total Company contributions to multiemployer pension plans	$ 11	$ 12	$ 10
Pension Plans | Level 1
Actual plan asset allocations
Actual plan assets (as a percent)	82.00%	71.00%
Pension Plans | Level 2
Actual plan asset allocations
Actual plan assets (as a percent)	18.00%	29.00%
Tax-qualified funded pension plans
Defined benefit plan
Number of defined benefit plans	3
Unfunded nonqualified supplemental retirement plans
Defined benefit plan
Number of defined benefit plans	6
Number of defined benefit plans not frozen in prior periods	1